Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6. Goodwill and Finite Lived Intangible Assets

Goodwill amounted to $4,395,400 at March 31, 2022 and June 30, 2021, all of which is expected to be deductible for tax purposes.

The components of finite-lived intangible assets are as follows:

	Useful Lives	Cost	Accumulated Amortization	Net
At March 31, 2022:
Technology, trademarks	5-10 yrs.	$817,000	$431,800	$385,200
Trade names	3-6 yrs.	140,000	140,000	-
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	133,100	239,100
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	455,300	605,200
In-process research and development	3-5 yrs.	917,600	249,600	668,000
Patents	5-7 yrs.	593,000	274,200	318,800

		$4,404,300	$2,188,000	$2,216,300

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2021:
Technology, trademarks	5-10 yrs.	$364,700	$362,200	$2,500
Trade names	3-6 yrs.	592,300	152,600	439,700
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	102,400	269,800
Sublicense agreements	10 yrs.	294,000	283,000	11,000
Non-compete agreements	4-5 yrs.	1,060,500	308,600	751,900
In-process research and development	3-5 yrs.	852,100	134,800	717,300
Patents	5-7 yrs.	591,500	225,900	365,600

		$4,337,300	$1,779,500	$2,557,800

Total amortization expense was $134,600 and $16,000 for the three months ended March 31, 2022 and 2021, respectively, and $408,500 and $48,500 for the nine months ended March 31, 2022 and 2021, respectively. As of March 31, 2022, estimated future amortization expense related to intangible assets is $134,300 for the remainder of the fiscal year ending June 30, 2022, $520,900 for fiscal 2023, $518,900 for fiscal 2024, $485,100 for fiscal 2025, $284,600 for fiscal 2026 and $137,500 thereafter.

6. Goodwill and Finite Lived Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with the Company’s acquisitions. Goodwill amounted to $4,395,400 at June 30, 2021 and 257,300 at June 30, 2020, all of which is expected to be deductible for tax purposes.

The components of finite lived intangible assets are as follows:

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2021:

Technology, trademarks	5-10 yrs.	$364,700	$362,200	$2,500
Trade names	3-6 yrs.	592,300	152,600	439,700
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	102,400	269,800
Sublicense agreements	10 yrs.	294,000	283,000	11,000
Non-compete agreements	4-5 yrs.	1,060,500	308,600	751,900
IPR&D	3-5 yrs.	852,100	134,800	717,300
Patents	5-7 yrs.	591,500	225,900	365,600

		$4,337,300	$1,779,500	$2,557,800
	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2020:

Technology, trademarks	5/10 yrs.	$664,700	$662,000	$2,700
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	357,000	321,400	35,600
Sublicense agreements	10 yrs.	294,000	253,600	40,400
Non-compete agreements	5 yrs.	384,000	384,000	-
IPR&D	3 yrs.	110,000	110,000	-
Patents	5 yrs.	246,600	196,600	50,000

		$2,406,300	$2,277,600	$128,700

Total amortization expense was $146,900 and $72,000 in 2021 and 2020, respectively.

Estimated future amortization expense of intangible assets as of June 30, 2021 is as follows:

Year Ended June 30,

2022	$525,700
2023	520,000
2024	508,800
2025	473,100
2026	530,200

Total	$2,557,800